Expense Example	Jan. 08, 2026 USD ($)
VistaShares DIVBoost Dividend Leaders Distribution ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	252
VistaShares DIVBoost Dividend Champions Distribution ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
VistaShares DIVBoost Sector Distribution ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
VistaShares DIVBoost Utilities Distribution ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
VistaShares DIVBoost High Yield Bond Distribution ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
VistaShares DIVBoost REIT Distribution ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
VistaShares DIVBoost Energy Distribution ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	$ 284